Expense Example {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-11 - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Mortgage Securities Fund: Class A
Expense Example:
1 year	$ 477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor Mortgage Securities Fund: Class M
Expense Example:
1 year	478
3 years	645
5 years	826
10 years	1,350
Fidelity Advisor Mortgage Securities Fund: Class C
Expense Example:
1 year	261
3 years	499
5 years	860
10 years	1,878
Fidelity Advisor Mortgage Securities Fund: Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Mortgage Securities Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500